PROSPECTUS

Federated Asia Pacific Growth Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing primarily in equity securities of Asian and Pacific Rim companies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What do Shares Cost?                                             8
How is the Fund Sold?                                           11
How to Purchase Shares                                          12
How to Redeem and Exchange Shares                               14
Account and Share Information                                   17
Who Manages the Fund?                                           17
Financial Information                                           19

MARCH 31, 1999


REVISED JULY 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long- term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies located in Asia and the Pacific Rim. The adviser intends to focus its investments in the most developed capital markets of Asia and the Pacific Rim.

  In selecting countries in which to invest, the adviser reviews the county's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include: . investing in smaller, developing capital markets in Asian and Pacific Rim countries, . fluctuations in the value of equity securities in foreign securities markets; . fluctuations in the exchange rate between the U.S. dollar and foreign currencies; . the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies; . prices of emerging market securities in which the Fund invests can be significantly more volatile than prices of securities in developed countries; . the Fund may invest a significant portion of its assets in a particular geographic region, which makes it subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments; and . the foreign securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Asia Pacific Growth Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "(30%)" and increasing in increments of 6% up to 0%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Class A Shares start of business through the calendar year ended 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: (26.97%) and (7.36%).

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.



The Fund's Class A Shares total return from January 1, 1999 to June 30, 1999 was 42.21%. This total return reflects six months of performance.



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 20.57% (quarter ended December 31, 1998). Its lowest quarterly return was (25.93%) (quarter ended December 31, 1997).

Average Annual Total Return


Calendar Period                 1 Year                Start of
                                                      Performance/1/

Class A                          (12.48%)                     (14.40%)
Class B                          (13.05%)                     (14.46%)
Class C                           (8.63%)                     (13.09%)
MSCI-AP                            0.53%                      (13.20%)

1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996.

 The table shows the Fund's Class A, Class B and Class C Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Morgan Stanley Capital International Asia Pacific Index (MSCI-AP), for the calendar periods ending December 31, 1998. The MSCI-AP is a market value-weighted index of the performance of securities listed in the stock exchanges of 15 countries in the Pacific and Asian regions.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees                                                                           Class A       Class B       Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)        5.50%         None          None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price

or redemption proceeds, as applicable)                                                      0.00%         5.50%        1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price)                                                         None          None          None

Redemption Fee (as a percentage of amount redeemed, if applicable)                          None          None          None
Exchange Fee                                                                                None          None          None

Annual Fund Operating Expenses (Before Reimbursements and Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                           1.10%         1.10%        1.10%
Distribution (12b-1) Fee/3/                                                                 0.25%         0.75%        0.75%
Shareholder Services Fee                                                                    0.25%         0.25%        0.25%
Other Expenses/4/                                                                           4.28%         4.28%        4.28%
Total Annual Fund Operating Expenses                                                        5.88%         6.38%/5/     6.38%
1   Although not contractually obligated to do so, the adviser waived and reimbursed and the distributor waived certain amounts.

    These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998. Reimbursements and Waivers of Fund
    Expenses 4.03% 3.78% 3.78% Total Actual Annual Fund Operating Expenses
    (after reimbursements and waivers) 1.85% 2.60% 2.60%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November
    30, 1998.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ending November 30, 1999.

4   The adviser voluntarily reimbursed certain operating expenses of the Fund.
    The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.60% for the year ended November 30, 1998.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:                   Share Class 1 Year 3 Years 5 Years 10
Years Class A                     Expenses assuming redemption $1,103 $2,195
$3,268 $5,868

Expenses assuming no

redemption                  $1,103       $2,195       $3,268         $5,868

Class B
Expenses assuming

redemption                  $1,184       $2,275       $3,282         $5,874

Expenses assuming no

redemption                  $  634       $1,875       $3,082         $5,874

Class C
Expenses assuming

redemption                  $  734       $1,875       $3,082         $5,957

Expenses assuming no

redemption                  $  634       $1,875       $3,082         $5,957


What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies located in Asia and the Pacific Rim. The adviser intends to focus its investments in the most developed capital markets of Asia and the Pacific Rim.

  In selecting countries in which to invest, the adviser reviews the county's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The adviser uses the Morgan Stanley Asia Pacific Free Index (Index) as a benchmark in selecting the weightings of countries contained in the portfolio. The adviser may deviate from the country weightings in the Index when it believes that performance may be enhanced by doing so. The adviser then analyzes companies located in each particular country.

  In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets. The adviser evaluates the quality of each company's management, its market share in domestic and export markets, and the uniqueness of its product line. The adviser may also meet with company representatives, company suppliers, customers, or competitors. Based on this information, the adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

ASIAN AND PACIFIC RIM FOREIGN SECURITIES

The Fund considers an issuer to be an Asian or Pacific Rim company if:
 .    it is organized under the laws of, or has a principal office located in, an

     Asian or Pacific Rim country;

 .    the principal trading market for its securities is in an Asian or Pacific

     Rim country; or

 .    it (or its subsidiaries) derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in an Asian or Pacific Rim country.

Asian and Pacific Rim securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, Asian and Pacific Rim securities are subject to currency risks and risks of foreign investing.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

  The adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  The Adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material
losses to the Fund.      REGIONAL RISKS

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Asian and Pacific Rim countries. For example, some of the currencies of Asian and Pacific Rim countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

  Although there is a trend toward less government involvement in commerce, governments of many Asian and Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Asian and Pacific Rim countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                         Minimum         Maximum Sales Charge
                         Initial/                           Contingent
                         Subsequent      Front-End          Deferred
                         Investment      Sales              Sales

Shares Offered           Amounts/1/      Charge/2/          Charge/3/
Class A                  $1,500/$100     5.50%              0.00%
Class B                  $1,500/$100     None               5.50%
Class C                  $1,500/$100     None               1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3  See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE


Class A Shares

                                 Sales Charge

                                 as a Percentage        Sales Charge
                                 of Public              as a Percentage

Purchase Amount                  Offering Price         of NAV
Less than $50,000                          5.50%                  5.82%

$50,000 but less than

$100,000                                   4.50%                  4.71%

$100,000 but less than

$250,000                                   3.75%                  3.90%

$250,000 but less than

$500,000                                   2.50%                  2.56%

$500,000 but less than $1

million                                    2.00%                  2.04%

$1 million or greater/1/                   0.00%                  0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:
 .  purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:

        - by you, your spouse, and your children under age 21; or - of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information). The sales charge will be eliminated when you purchase
Shares: . within 120 days of redeeming Shares of an equal or lesser amount; . by exchanging shares from the same share class of another Federated Fund (other than a money market fund); . through wrap accounts or other investment programs where you pay the investment professional directly for services; . through investment professionals that receive no portion of the sales charge; . as a Federated Life Member (Class A Shares only) and their immediate family members; or . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares

Shares Held Up To:                                              CDSC
1 Year                                                          5.50%
2 Years                                                         4.75%
3 Years                                                         4.00%
4 Years                                                         3.00%
5 Years                                                         2.00%
6 Years                                                         1.00%
7 Years or More                                                 0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


You will not be charged a CDSC when redeeming Shares:
 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments; or

 .  if after you purchase Shares, you become disabled as defined by the IRS.
In addition, you will not be charged a CDSC:
 .  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 .  if your redemption is a required retirement

   plan distribution;

 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .    Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund). . The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 .    through an investment professional if you purchased Shares through an investment professional; or
 .    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .    Fund Name and Share Class, account number and account registration;
 .    amount to be redeemed or exchanged;
 .    signatures of all shareholders exactly as
registered; and
 .    if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 .    your redemption will be sent to an address other than the address of record;
 .    your redemption will be sent to an address of record that was changed within the last 30 days;
 .    a redemption is payable to someone other than the shareholder(s) of record;
or
 .    if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .    an electronic transfer to your account at a financial institution that is an ACH member; or
 .    wire payment to your account at a domestic commercial bank that is a
Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .    to allow your purchase to clear;
 .    during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .    ensure that the account registrations are identical;
 .    meet any minimum initial investment requirements; and
 .    receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares
You will not be charged a CDSC on SWP redemptions if:
 .    you redeem 12% or less of your account value in a single year;
 .    you reinvest all dividends and capital gains distributions; and

 .    your account has at least a $10,000 balance when you establish the SWP.
(You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New

York, NY 10038-4965.

THE FUND'S PORTFOLIO MANAGERS ARE:

Alexandre de Bethmann

Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser.

Mr. de Bethmann served as Assistant Vice President/ Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A. in Finance from Duke University.

Drew J. Collins

Drew J. Collins has been a member of the Fund's portfolio management team since its inception. He is Vice President of the Corporation. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.10% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                        1998               1997                1996/1/
Net Asset Value, Beginning of Period                                      $  7.81            $ 10.25              $10.00
Income From Investment Operations:

Net operating loss                                                          (0.05)             (0.03)               0.00
Net realized and unrealized gain/(loss) on investments and
 foreign currency transactions                                              (1.36)             (2.41)               0.25

 TOTAL FROM INVESTMENT OPERATIONS                                           (1.41)             (2.44)               0.25
Net Asset Value, End of Period                                            $  6.40            $  7.81              $10.25
Total Return/2/                                                            (18.05%)           (23.80%)              2.50%

Ratios to Average Net Assets:

Expenses                                                                     1.85%              1.85%               1.85%/4/
Net operating loss                                                          (0.35%)            (0.53%)                --
Expense waiver/reimbursement/3/                                              3.78%              4.77%               7.02%/4/
Supplemental Data:

Net assets, end of period (000 omitted)                                   $ 6,345            $ 7,297              $4,593
Portfolio turnover                                                            347%               193%                 99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net operating loss ratios shown above.

4 Computed on an annualized basis.

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                  1998                     1997                    1996/1/
Net Asset Value, Beginning of Period                                 $  7.73                  $ 10.19                  $10.00
Income From Investment Operations:

Net operating loss                                                     (0.07)                   (0.08)                  (0.03)
Net realized and unrealized gain/(loss) on investments and
 foreign currency transactions                                         (1.37)                   (2.38)                   0.22

 TOTAL FROM INVESTMENT OPERATIONS                                      (1.44)                   (2.46)                   0.19
Net Asset Value, End of Period                                       $  6.29                  $  7.73                  $10.19
Total Return/2/                                                       (18.63%)                 (24.14%)                  1.90%

Ratios to Average Net Assets:

Expenses                                                                2.60%                    2.60%                   2.60%/4/
Net operating loss                                                     (1.10%)                  (1.25%)                 (0.86%)/4/
Expense waiver/reimbursement/3/                                         3.78%                    4.77%                   7.02%/4/
Supplemental Data:

Net assets, end of period (000 omitted)                              $ 4,154                  $ 3,606                  $2,273
Portfolio turnover                                                       347%                     193%                     99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net operating loss ratios shown above.

4 Computed on an annualized basis.

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                    1998             1997                1996/1/
Net Asset Value, Beginning of Period                                  $  7.74          $ 10.20              $10.00
Income From Investment Operations:

Net operating loss                                                      (0.08)           (0.12)              (0.05)
Net realized and unrealized gain/(loss) on investments and
 foreign currency transactions                                          (1.35)           (2.34)               0.25

 TOTAL FROM INVESTMENT OPERATIONS                                       (1.43)           (2.46)               0.20
Net Asset Value, End of Period                                        $  6.31          $  7.74              $10.20
Total Return/2/                                                        (18.48%)         (24.12%)              2.00%

Ratios to Average Net Assets:

Expenses                                                                 2.60%            2.60%               2.60%/4/
Net operating loss                                                      (1.10%)          (1.22%)             (0.90%)/4/
Expense waiver/reimbursement/3/                                          3.78%            4.77%               7.02%/4/
Supplemental Data:

Net assets, end of period (000 omitted)                               $   608          $   511              $  397
Portfolio turnover                                                        347%             193%                 99%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net operating loss ratios shown above.

4 Computed on an annualized basis.

[logo of Federated]

Federated Asia Pacific Growth Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

MARCH 31, 1999

REVISED JULY 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo of Federated]

Federated Asia Pacific Growth Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141
Cusip 981487507

Cusip 981487606
Cusip 981487705


G01470-02 (7/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

PROSPECTUS

Federated Latin American Growth Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking high-term growth of capital by investing primarily in equity securities of Latin American companies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What do Shares Cost?                                             8
How is the Fund Sold?                                           11
How to Purchase Shares                                          12
How to Redeem and Exchange Shares                               13
Account and Share Information                                   16
Who Manages the Fund?                                           17
Financial Information                                           19

MARCH 31, 1999


REVISED JULY 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long- term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of Latin American companies. Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean. The adviser intends to focus its investments in the most developed capital markets of Latin America.

  In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
 . investing in smaller, developing capital markets in Latin American countries, . fluctuations in the value of equity securities in foreign securities markets; . fluctuations in the exchange rate between the U.S. dollar and foreign currencies.

 . the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies;

 . the Fund may invest a significant portion of its assets in a particular geographic region, which makes it subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments;

 . prices of emerging market securities in which the Fund invests can be significantly more volatile than prices of securities in developed countries; and . the foreign securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Latin America Growth Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "(50%)" and increasing in increments of 10% up to 30%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Class A Shares start of business through the calendar year ended 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 21.43% and (40.90%).

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.



The Fund's Class A Shares total return from January 1, 1999 to June 30, 1999 was 27.01%. This total return reflects six months of performance.



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 21.31% (quarter ended June 30, 1997). Its lowest quarterly return was (30.13%) (quarter ended September 30, 1998).

Average Annual Total Return


                                                            Start of

Calendar Period                           1 Year          Performance1

Class A                                    (44.15%)               (7.08%)
Class B                                    (44.67%)               (7.31%)
Class C                                    (41.98%)               (5.98%)
MSCI-LAF                                   (35.11%)                0.17%

1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996. The table shows the Fund's Class A, Class B and Class C Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Morgan Stanley Capital International Latin American-Free Index (MSCI-LAF) for the calendar periods ending December 31, 1998. The MSCI-LAF is a market value-weighted index of the performance of securities listed on the stock exchanges of seven countries in the Latin-American region.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees Class A Class B Class C Fees Paid Directly From Your Investment
                Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price) 5.50% None None Maximum Deferred Sales Charge
(Load) (as a percentage of original purchase price or redemption 0.00% 5.50%
1.00%

 proceeds, as applicable)

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)                  None       None       None
 (as a percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                                     None       None       None
Exchange Fee                                                                                           None       None       None

Annual Fund Operating Expenses (Before Reimbursements and Waivers)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                        1.25%      1.25%      1.25%
Distribution (12b-1) Fee3                                                                              0.25%      0.75%      0.75%
Shareholder Services Fee                                                                               0.25%      0.25%      0.25%
Other Expenses4                                                                                        2.70%      2.70%      2.70%
Total Annual Fund Operating Expenses                                                                   4.45%      4.95%5     4.95%
1 Although not contractually obligated to do so, the adviser waived and reimbursed and the distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.
    Reimbursements and Waivers of Fund Expenses                                                        2.45%      2.20%      2.20%
    Total Actual Annual Fund Operating Expenses (after reimbursements and waivers)                     2.00%      2.75%      2.75%
2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended November
  30, 1998.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ending
  November 30, 1999.

4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 1.75% for the year ended November 30, 1998.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:                   Share Class 1 Year 3 Years 5 Years 10
Years                     Class A Expenses assuming

 redemption                 $  972        $1,822        $2,682          $4,873
Expenses assuming
 no redemption              $  972        $1,822        $2,682          $4,873
Class B
Expenses assuming

 redemption                 $1,045        $1,886        $2,678          $4,866
Expenses assuming
 no redemption              $  495        $1,486        $2,478          $4,866
Class C
Expenses assuming

 redemption                 $  595        $1,486        $2,478          $4,962
Expenses assuming
 no redemption              $  495        $1,486        $2,478          $4,962

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of Latin American companies. Latin America is defined as Mexico, Central America, South America, and the Spanish-speaking islands of the Caribbean. The adviser intends to focus its investments in the most developed capital markets of Latin America.

  In selecting countries in which to invest, the adviser reviews the country's economic outlook, including its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The adviser generally follows the country composition of the Morgan Stanley Latin America Free Index in selecting the weightings of countries contained in the portfolio. The adviser then analyzes companies located in each particular country.

  In selecting investments for the portfolio the adviser looks for companies which are positioned for rapid growth in revenues or earnings and assets. The adviser evaluates the quality of each company's management, its market share in domestic and export markets, and the uniqueness of its product line. The adviser may also meet with company representatives, company suppliers, customers, or competitors. Based on this information, the adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

LATIN AMERICAN SECURITIES

The Fund considers an issuer to be a Latin American company if:
 . it is organized under the laws of, or has a principal office located in, a Latin American country;
 .  the principal trading market for its securities is in a Latin American; or

 . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in a Latin American country.

Latin American securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign securities are subject to currency risks and risks of foreign investing.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

  The adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

REGIONAL RISKS

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin America countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

  Although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

  The economies of individual Latin American countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product and the rate of inflation. Although a number of Latin American countries are currently experiencing lower rates of inflation and higher rates of real growth in gross domestic product than they have in the past, other Latin American countries continue to experience significant problems, including high inflation and high interest rates.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.



  The Adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material losses to the Fund.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

  The public offering price is the net asset value (NAV) plus any applicable sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                                                 Maximum Sales Charge

                          Minimum
                         Initial/

                        Subsequent                             Contingent
                        Investment          Front-End            Deferred

Shares Offered           Amounts1         Sales Charge2        Sales Charge3
Class A                  $1,500/$100          5.50%                0.00%
Class B                  $1,500/$100          None                 5.50%
Class C                  $1,500/$100          None                 1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

   Orders for $250,000 or more should be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3  See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares


                                  Sales Charge

                                as a Percentage           Sales Charge
                                   of Public            as a Percentage

Purchase Amount                  Offering Price              of NAV
Less than $50,000                      5.50%                   5.82%
$50,000 but less than
 $100,000                              4.50%                   4.71%

$100,000 but less than

 $250,000                              3.75%                   3.90%

$250,000 but less than

 $500,000                              2.50%                   2.56%

$500,000 but less than

 $1 million                            2.00%                   2.04%

$1 million or greater1                 0.00%                   0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:
 .  purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:
   -  by you, your spouse, and your children under age 21; or
   -  of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:
 .  within 120 days of redeeming Shares of an equal or lesser amount;
 .  by exchanging shares from the same share class of another Federated Fund

   (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge; . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

ACDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


Class B Shares

Shares Held Up To:                                          CDSC
1 Year                                                      5.50%
2 Years                                                     4.75%
3 Years                                                     4.00%
4 Years                                                     3.00%
5 Years                                                     2.00%
6 Years                                                     1.00%
7 Years or More                                             0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:
 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the original shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals who did not receive advanced sales payments; or

 .  if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;
 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

 . The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) On Class B Shares
You will not be charged a CDSC on SWP redemptions if:
 . you redeem 12% or less of your account value in a single year; . you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New

York, NY 10038-4965.

THE FUND'S PORTFOLIO MANAGERS ARE:

Alexandre de Bethmann

Alexandre de Bethmann has been the Fund's portfolio manager since its inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. de Bethmann served as Assistant Vice President/ Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A.

in Finance from Duke University.

Drew J. Collins

Drew J. Collins has been a member of the Fund's portfolio management team since its inception. He is Vice President of the Corporation. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Arminda Aviles

Arminda Aviles is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Ms. Aviles joined Federated in September 1998. She served as a Latin America Equities Investment Officer with Brown Brothers Harriman & Company from 1997 to August 1998 and as an Assistant Trade Analyst-Foreign Exchange Desk with the Federal Reserve Bank during 1995 and 1996. From 1991 through 1994, she served as Assistant Vice President in the Commercial Banking Division of Chemical Bank. Ms. Aviles earned her Master of International Affairs from Columbia University.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report. Financial Highlighs Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                                   1998             1997             1996/1/
Net Asset Value, Beginning of Period                                                  $ 13.39          $ 11.56            $10.00
Income From Investment Operations:

Net investment income/(net operating loss)                                               0.19/2/         (0.06)             0.12
Net realized and unrealized gain/(loss) on investments and
 foreign currency transactions                                                            (4.48)            2.38/3/           1.44

 TOTAL FROM INVESTMENT OPERATIONS                                                       (4.29)            2.32              1.56
Less Distributions:
Distributions from net investment income                                                   --            (0.08)               --
Distributions from net realized gain on investments and                                    --            (0.41)               --
 foreign currency transactions

 TOTAL DISTRIBUTIONS                                                                       --            (0.49)               --
Net Asset Value, End of Period                                                        $  9.10          $ 13.39            $11.56
Total Return/4/                                                                        (32.04%)          20.76%            15.60%

Ratios to Average Net Assets:

Expenses                                                                                 2.00%            2.17%             1.97%/6/
Net investment income/(net operating loss)                                               1.59%           (0.32%)            1.49%/6/
Expense waiver/reimbursement/5/                                                          2.20%            1.91%             6.96%/6/
Supplemental Data:

Net assets, end of period (000 omitted)                                               $ 6,400          $14,847            $4,836
Portfolio turnover                                                                        201%              79%               38%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding. 3 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income/(net operating loss) ratios shown above.

6 Computed on an annualized basis.

Financial Highlights Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                                  1998           1997               1996/1/
Net Asset Value, Beginning of Period                                                  $13.24           $11.50            $10.00

Income From Investment Operations:

Net investment income/(net operating loss)                                              0.09/2/         (0.04)            (0.05)
Net realized and unrealized gain/(loss) on investments and foreign currency
 transactions                                                                          (4.41)            2.24/3/           1.55
 TOTAL FROM INVESTMENT OPERATIONS                                                      (4.32)            2.20              1.50
Less Distributions:

Distributions from net investment income                                                  --            (0.05)               --
Distributions from net realized gain on investments and                                   --            (0.41)               --
 foreign currency transactions

 TOTAL DISTRIBUTIONS                                                                      --            (0.46)               --
Net Asset Value, End of Period                                                       $  8.92           $13.24            $11.50
Total Return/4/                                                                       (32.63%)          19.72%            15.00%

Ratios to Average Net Assets:

Expenses                                                                                2.75%            2.93%             2.72%/6/
Net investment income/(net operating loss)                                              0.84%           (1.29%)           (1.20%)/6/
Expense waiver/reimbursement/5/                                                         2.20%            1.90%             6.96%/6/
Supplemental Data:

Net assets, end of period (000 omitted)                                              $ 4,704           $8,814            $1,355
Portfolio turnover                                                                       201%              79%               38%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding. 3 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income/(net operating loss) ratios shown above.

6 Computed on an annualized basis.

Financial Highlights Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                                  1998              1997            1996/1/
Net Asset Value, Beginning of Period                                                 $ 13.27             $11.48          $10.00

Income From Investment Operations:

Net investment income/(net operating loss)                                              0.09/2/           (0.04)          (0.08)
Net realized and unrealized gain/(loss) on investments and foreign
 currency transactions                                                                 (4.41)              2.27/3/         1.56
 TOTAL FROM INVESTMENT OPERATIONS                                                      (4.32)              2.23            1.48
Less Distributions:

Distributions from net investment income                                                  --              (0.03)             --
Distributions from net realized gain on investments and foreign currency                  --              (0.41)             --
 transactions

 TOTAL DISTRIBUTIONS                                                                      --              (0.44)             --
Net Asset Value, End of Period                                                       $  8.95             $13.27          $11.48
Total Return4                                                                         (32.55%)            19.97%          14.80%
Ratios to Average Net Assets:

Expenses                                                                                2.75%              2.93%           2.72%/6/
Net investment income/(net operating loss)                                              0.84%             (1.23%)         (1.30%)/6/
Expense waiver/reimbursement5                                                           2.20%              1.90%           6.96%/6/
Supplemental Data:

Net assets, end of period (000 omitted)                                              $  723              $1,781          $  260
Portfolio turnover                                                                      201%                 79%             38%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 Per share information is based on average shares outstanding. 3 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income/(net operating loss) ratios shown above.

6 Computed on an annualized basis.

[Logo of Federated]

Federated

Latin American Growth Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MARCH 31, 1999


REVISED JULY 31, 1999



A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo of Federated]

Federated Latin American Growth Fund
Federated Investors Funds
5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Investment Company Act File No. 811-7141
Cusip 981487796

Cusip 981487788
Cusip 981487770


G01471-02 (7/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

PROSPECTUS

Federated Emerging Markets Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing primarily in equity securities of issuers and companies located in countries having emerging markets.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What do Shares Cost?                                             8
How is the Fund Sold?                                           11
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               13
Account and Share Information                                   16
Who Manages the Fund?                                           17
Financial Information                                           18


MARCH 31, 1999

REVISED JULY 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long- term growth of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The fund pursues its investment objective by investing at least 65% of its assets in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
 . investments in securities of emerging market countries, . fluctuations in the value of equity securities in foreign securities markets; . fluctuations in the exchange rate between the U.S. dollar and foreign currencies;
 . the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies; and
 . the foreign securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Emerging Markets Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "(30%)" and increasing in increments of 6% up to 0%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Class A Shares start of business through the calendar year ended 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: (1.56%) and (25.02%).

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.



The Fund's Class A Shares total return from January 1, 1999 to June 30, 1999 was 37.49%. This total return reflects six months of performance.



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 13.79% (quarter ended March 31, 1997). Its lowest quarterly return was (25.24%) (quarter ended September 30, 1998).

Average Annual Total Return


                                                            Start of

Calendar Period                           1 Year          Performance/1/

Class A                                    (29.14%)               (7.38%)
Class B                                    (29.74%)               (7.61%)
Class C                                    (26.37%)               (6.23%)
IFCIC                                      (22.01%)              (12.81%)

1 The Fund's Class A, Class B and Class C Shares start of performance date was February 28, 1996.

   The table shows the Fund's Class A, Class B and Class C Shares average annual total returns (reduced to reflect applicable sales charges) compared to the International Financial Corporation Investable Composite Index (IFCIC), a broad-based index, for the calendar periods ending December 31, 1998. IFCIC is an unmanaged market cap-weighted index of over 1,000 securities in 26 emerging market countries.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees                                                                              Class A      Class B      Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           5.50%        None         None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or

redemption proceeds, as applicable)                                                            0.00%        5.50%        1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price)                                                            None         None         None

Redemption Fee (as a percentage of amount redeemed, if applicable)                             None         None         None
Exchange Fee                                                                                   None         None         None

Annual Fund Operating Expenses (Before Waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                              1.25%        1.25%        1.25%
Distribution (12b-1) Fee/3/                                                                    0.25%        0.75%        0.75%
Shareholder Services Fee                                                                       0.25%        0.25%        0.25%
Other Expenses                                                                                 1.34%        1.34%        1.34%
Total Annual Fund Operating Expenses                                                           3.09%        3.59%/4/     3.59%
1  Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
November 30, 1998.

   Waivers of Fund Expenses                                                                    0.50%        0.25%        0.25%
   Total Actual Annual Fund Operating Expenses (after waivers)                                 2.59%        3.34%        3.34%
2  The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 1.00% for the year ended November
   30, 1998.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ending
   November 30, 1999.

4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class                 1 Year      3 Years      5 Years       10 Years
Class A


Expenses assuming

redemption                    $845       $1,451       $2,081         $3,765

Expenses assuming no

redemption                    $845       $1,451       $2,081         $3,765

Class B
Expenses assuming

redemption                    $912       $1,500       $2,059         $3,744

Expenses assuming no

redemption                    $362       $1,100       $1,859         $3,744

Class C
Expenses assuming

redemption                    $462       $1,100       $1,859         $3,854

Expenses assuming no

redemption                    $362       $1,100       $1,859         $3,854


What are the Fund's Investment Strategies?

The fund pursues its investment objective by investing at least 65% of its assets in equity securities of issuers and companies located in countries having emerging markets. Emerging markets are those which have gross domestic product per capita lower than $10,000 per year.

  The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate or sound budget policy.

  The adviser then evaluates available investments in these countries by examining the issuer's liquidity, industry representation, performance relative to its industry, and profitability as well its products, the quality of its management, and its competitive position in the marketplace. Under normal market conditions, the adviser manages the Fund so that its portfolio contains over 200 stocks. Under normal market conditions, the adviser expects to be invested in more than 20 countries.

  Companies may be grouped together in broad categories called economic sectors. The adviser may emphasize certain economic sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The adviser allocates the portfolio among five economic sectors: consumer, financial, industrial, resources, and utilities. The adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
 .  it is organized under the laws of, or has a principal office located in,

   another country;

 . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50%

   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

  The adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

  The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  The adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the adviser may not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material
losses to the Fund.      LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                         Minimum           Maximum Sales Charge
                         Initial/                              Contingent
                         Subsequent        Front-End           Deferred
                         Investment        Sales               Sales

Shares Offered           Amounts/1/        Charge/2/           Charge/3/
Class A                  $1,500/$100        5.50%               0.00%
Class B                  $1,500/$100        None                5.50%
Class C                  $1,500/$100        None                1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3  See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE


Class A Shares

                                 Sales Charge

                                 as a Percentage          Sales Charge
                                 of Public                as a Percentage

Purchase Amount                  Offering Price           of NAV
Less than $50,000                          5.50%                  5.82%
$50,000 but less than
$100,000                                   4.50%                  4.71%

$100,000 but less than

$250,000                                   3.75%                  3.90%

$250,000 but less than

$500,000                                   2.50%                  2.56%

$500,000 but less than $1

million                                    2.00%                  2.04%

$1 million or greater/1/                   0.00%                  0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:
 .   purchasing Shares in greater quantities to reduce the applicable sales charge;

 .   combining concurrent purchases of Shares:
    -   by you, your spouse, and your children under age 21; or
    -   of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information). The sales charge will be eliminated when you purchase
Shares: . within 120 days of redeeming Shares of an equal or lesser amount; . by exchanging shares from the same share class of another Federated Fund (other than a money market fund); . through wrap accounts or other investment programs where you pay the investment professional directly for services; . through investment professionals that receive no portion of the sales charge; . as a Federated Life Member (Class A Shares only) and their immediate family members; or . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares

Shares Held Up To:                                             CDSC
1 Year                                                         5.50%
2 Years                                                        4.75%
3 Years                                                        4.00%
4 Years                                                        3.00%
5 Years                                                        2.00%
6 Years                                                        1.00%
7 Years or More                                                0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


You will not be charged a CDSC when redeeming Shares:
 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the shares were held for

   the applicable CDSC holding period (other than a money market fund);
 . purchased through investment professionals who did not receive advanced sales payments; or
 .  if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 .  if your redemption is a required retirement plan distribution;
 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

 . The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire and check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;
 .  a redemption is payable to someone other than the shareholder(s) of record;
or
 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares
You will not be charged a CDSC on SWP redemptions if:
 . you redeem 12% or less of your account value in a single year; . you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New

York, NY 10038-4965.

THE FUND'S PORTFOLIO MANAGERS ARE:



Christopher Matyszewski

Christopher Matyszewski has been the Fund's portfolio manager since July 1999. Mr. Matyszewski joined Federated in 1997 as an Investment Analyst. He was named a Portfolio Manager and an Assistant Vice President of the Adviser in July 1999. He was a Securities Trader for Brandes Investment from September 1994 through January 1996; he served as a Medical Mission Coordinator with Operation Smile International from January 1993 through March 1994. Mr. Matyszewski earned his Masters of International Management from the American Graduate School for International Management.

Drew J. Collins

Drew J. Collins has been a member of the Fund's portfolio management team since its inception. He is Vice President of the Corporation. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.



Henry A. Frantzen

Henry A. Frantzen has been the Fund's portfolio manager since its inception in February 1996. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.



  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.25% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

Year Ended November 30                                                                    1998           1997            1996/1/
Net Asset Value, Beginning of Period                                                  $ 11.64        $ 11.10         $ 10.00
Income From Investment Operations:

Net investment income                                                                    0.03           0.01            0.02
Net realized and unrealized gain/(loss) on investments and foreign currency             (3.27)          0.53/2/         1.08
 TOTAL FROM INVESTMENT OPERATIONS                                                       (3.24)          0.54            1.10
Net Asset Value, End of Period                                                        $  8.40        $ 11.64         $ 11.10
Total Return/3/                                                                        (28.02%)         4.86%          11.00%

Ratios to Average Net Assets:

Expenses                                                                                 2.59%          2.14%           1.97%/5/
Net investment income                                                                    0.30%          0.13%           0.31%/5/
Expense waiver/reimbursement/4/                                                          0.25%          0.65%           3.34%/5/
Supplemental Data:

Net assets, end of period (000 omitted)                                               $32,002        $48,525         $17,327
Portfolio turnover                                                                        163%           102%             32%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Computed on an annualized basis.

Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

Year Ended November 30                                                                  1998            1997              1996/1/
Net Asset Value, Beginning of Period                                                $ 11.50         $ 11.04            $10.00
Income From Investment Operations:

Net operating loss                                                                    (0.08)          (0.04)            (0.02)
Net realized and unrealized gain/(loss) on investments and foreign currency            (3.19)           0.50/2/           1.06
 TOTAL FROM INVESTMENT OPERATIONS                                                     (3.27)           0.46              1.04
Net Asset Value, End of Period                                                      $  8.23         $ 11.50            $11.04
Total Return/3/                                                                      (28.56%)          4.17%            10.40%

Ratios to Average Net Assets:

Expenses                                                                               3.34%           2.89%             2.72%/5/
Net operating loss                                                                    (0.45%)         (0.69%)           (0.71%)/5/
Expense waiver/reimbursement/4/                                                        0.25%           0.65%             3.34%/5/
Supplemental Data:

Net assets, end of period (000 omitted)                                             $10,884         $19,951            $3,747
Portfolio turnover                                                                      163%            102%               32%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Computed on an annualized basis.

Financial Highlights--Class C Shares

(For a share outstanding throughout each period)

Year Ended November 30                                                                 1998             1997               1996/1/
Net Asset Value, Beginning of Period                                                $ 11.50           $11.05             $10.00
Income From Investment Operations:

Net operating loss                                                                    (0.09)           (0.04)             (0.02)
Net realized and unrealized gain/(loss) on investments and foreign currency           (3.18)            0.49/2/            1.07
 TOTAL FROM INVESTMENT OPERATIONS                                                     (3.27)            0.45               1.05
Net Asset Value, End of Period                                                      $  8.23           $11.50             $11.05
Total Return/3/                                                                      (28.62%)           4.07%             10.50%

Ratios to Average Net Assets:

Expenses                                                                               3.34%            2.89%              2.72%/5/
Net operating loss                                                                    (0.45%)          (0.65%)            (0.77%)/5/
Expense waiver/reimbursement/4/                                                          0.25%          0.65%              3.34%/5/
Supplemental Data:

Net assets, end of period (000 omitted)                                             $ 1,872           $3,943             $  847
Portfolio turnover                                                                      163%             102%                32%

1 Reflects operations for the period from February 28, 1996 (date of initial public investment) to November 30, 1996.

2 The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Computed on an annualized basis.

[logo of Federated]

Federated Emerging Markets Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


MARCH 31, 1999

REVISED JULY 31, 1999



A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo of Federated]

Federated Emerging Markets Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7141

Cusip 981487804
Cusip 981487887
Cusip 981487879


G01472-02 (7/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

PROSPECTUS

Federated International Growth Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking long-term growth of capital by investing in shares of other mutual funds, the portfolios of which consist primarily of foreign equity securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What do Shares Cost?                                             9
How is the Fund Sold?                                           11
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               13
Account and Share Information                                   15
Who Manages the Fund?                                           16
Financial Information                                           18


MARCH 31, 1999

REVISED JULY 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide long- term growth of capital. Any income received from the portfolio is incidental. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in shares of other open- end management investment companies for which affiliates of Federated Investors serve as adviser and principal underwriter ("underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to:

 Federated Asia Pacific Growth Fund
 Federated Emerging Market Fund
 Federated European Growth Fund
 Federated International Small Company Fund
 Federated Latin American Growth Fund

Each underlying fund seeks to provide long-term growth of capital.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include: . fluctuations in the value of equity securities in foreign securities markets; . fluctuations in the exchange rate between the U.S. dollar and foreign currencies; . the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies; . the foreign securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities; . the Fund may invest a significant portion of its assets in a particular geographic region, which makes it subject to greater currency risk and more susceptible to adverse impact from actions of foreign governments; . prices of emerging market securities in which the Fund invests can be significantly more volatile than prices of securities in developed countries; . the smaller market capitalization of the companies in which the Fund invests, which may mean that the companies' stock is less liquid and subject to price volatility; and . the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments because the Fund makes significant investments in securities denominated in Euro.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total return of Class A Shares of Federated International Growth Fund as of the calendar year-end for the last year.

The `y' axis reflects the "% Total Return" beginning with "0.0%" and increasing in increments of 0.1% up to 0.5%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Class A Shares start of business through the calendar year ended 1998. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar year 1998, The percentage noted is: 0.49%.

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charge is not reflected in the total return above, and if this amount was reflected, return would be less than that shown.



The Fund's Class A Shares total return from January 1, 1999 to June 30, 1999 was 15.63%. This total return reflects six months of performance.



Within the period shown in the Chart, the Fund's Class A Shares highest quarterly return was 13.61% (quarter ended December 31, 1998). Its lowest quarterly return was (15.92%) (quarter ended September 30, 1998).

Average Annual Total Return


                                             Start of
                              1 Year         Performance/1/

Class A                        (5.00%)              (11.79%)
Class B                        (5.69%)              (11.98%)
Class C                        (1.21%)               (8.94%)
MSCI-ACW                       14.46%                 2.40%
MSCI-EAFE                      20.00%                 6.43%

1 The Fund's Class A, Class B and Class C Shares start of performance date was July 1, 1997.

 The table shows the Fund's Class A, Class B and Class C Shares average annual total returns (reduced to reflect sales charges) compared to the Morgan Stanley Capital International All Country World Index (MSCI-ACW) and the Morgan Stanley Capital International Europe Australia Far East Index (MSCI-EAFE), broad-based indices, for the calendar periods ending December 31, 1998. The MSCI-ACW is a market cap- weighted securities index of the performance, by industry, of securities in the stock exchanges of 22 countries. The MSCI- EAFE is a market cap-weighted foreign securities index widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees

Fees Paid Directly From Your Investment                                                          Class A      Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)             5.50%        None          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or

redemption  proceeds, as applicable)                                                             0.00%        5.50%         1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a      None         None          None

 percentage of offering price)

Redemption Fee (as a percentage of amount redeemed, if applicable)                               None         None          None
Exchange Fee                                                                                     None         None          None

Annual Fund Operating Expenses (Before Reimbursements and Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                                NA           NA            NA
Distribution (12b-1) Fee/3/                                                                      0.25%        0.75%         0.75%
Shareholder Services Fee/4/                                                                      0.25%        0.25%         0.25%
Other Expenses/5/                                                                                1.75%        1.75%         1.75%
Total Annual Fund Operating Expenses                                                             2.25%        2.75%/6/      2.75%
1   Although not contractually obligated to do so, the adviser reimbursed and the distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
    November 30, 1998.
    Reimbursements and Waivers of Fund Expenses                                                  2.18%        1.93%         1.93%
    Total Actual Annual Fund Operating Expenses (after reimbursements and waivers)               0.07%        0.82%         0.82%

2 Because the Fund does not invest in individual securities at the present time, it pays the adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund were paying or accruing the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets which are invested in individual stocks, bonds or money market instruments, and not on those assets invested in shares of the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in the underlying funds. The Fund did not pay or accrue the asset allocation fee during the fiscal year ended November 30, 1998. The Fund has no present intention of paying or accruing the asset allocation fee during the year ending November 30, 1999.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended November 30, 1998. Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the year ending November 30, 1999.

4 The shareholder services fee for Class A, B and C Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time.
    The shareholder services fee paid by the Fund's Class A, B and C Shares
    (after the voluntary reduction) was 0.00% for the year ended November 30, 1998.

5   The adviser voluntarily reimbursed certain operating expenses of the Fund.
    The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after the voluntary reimbursement) were 0.07% for the year ended November 30, 1998.

6 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before reimbursements and waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:                   Share Class 1 Year 3 Years 5 Years 10
Years Class A                     Expenses assuming redemption $766 $1,215
$1,689 $2,993

Expenses assuming no

redemption                    $766       $1,215       $1,689         $2,993

Class B
Expenses assuming

redemption                    $828       $1,253       $1,654         $2,960

Expenses assuming no

redemption                    $278       $  853       $1,454         $2,960

Class C
Expenses assuming

redemption                    $378       $  853       $1,454         $3,080

Expenses assuming no

redemption                    $278       $  853       $1,454         $3,080


What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in shares of other open- end management investment companies for which affiliates of Federated Investors serve as adviser and principal underwriter ("underlying funds") that invest primarily in foreign equity securities. The underlying funds in which the Fund will invest include, but are not limited to:

 Federated Asia Pacific Growth Fund
 Federated Emerging Market Fund
 Federated European Growth Fund
 Federated International Small Company Fund
 Federated Latin American Growth Fund

Each underlying fund seeks to provide long-term growth of capital.

  The adviser believes that holding a diversified portfolio of international equity funds may provide access to a wider range of companies, industries, countries and markets than would be available through any one underlying fund. The adviser will allocate the Fund's assets across the underlying funds such that the Fund will be exposed to large and small capitalization stocks from both developed and emerging markets outside of the United States. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  From time to time, the adviser will alter the allocation percentages of the underlying funds based on market risk, economic fundamentals and unique market characteristics within the foreign markets and asset classes in which the underlying funds invest. The adviser will first assess the relative attractiveness of geographic regions and individual countries. After identifying the most and least attractive regions or countries, consideration will be given to expected returns and risks before deciding which areas, if any, to overweight or underweight. By rebalancing the Fund through investment of the proceeds of new purchases into the Fund, by making purchases and sales among the shares of the underlying funds, or a combination of the two, the adviser will continually manage the Fund's exposure to large and small capitalization stocks from both developed and emerging markets.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests at least 65% of its total assets in shares of the underlying funds. The principal securities in which the underlying funds invest are:

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: . it is organized under the laws of, or has a principal office located in, another country; . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic equity securities, foreign securities are subject to currency risks and risks of foreign investing.

  The fund may invest in foreign securities by investing in other mutual funds that own foreign securities and that are advised by an affiliate of the Fund's adviser. These other mutual funds are managed independently of the Fund and may incur additional administrative expenses.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. American Depositary Receipts (ADRs) provide a way to buy shares of foreign- based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the underlying funds' portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The underlying funds' portfolios will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

  The adviser attempts to manage market risk by limiting the amount the Fund invests in each underlying fund. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the underlying funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on an underlying fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

REGIONAL RISKS

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American or Asian or Pacific Rim countries. For example, some of the currencies of these countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically.

  Although there is a trend toward less government involvement in commerce, governments of many Latin American, Asian or Pacific Rim countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American, Asian or Pacific Rim countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  The adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the adviser may not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material
losses to the Fund.      RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

EURO RISKS

The underlying funds may make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments.

  With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

EXPENSES OF THE FUND

An investor in the Fund should recognize that you may invest directly in underlying funds and that, by investing in underlying funds indirectly through the Fund, you will bear not only your proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the underlying funds. In addition, you will bear your proportionate share of expenses, if any, related to the distribution of the Fund's shares, and also may indirectly bear expenses paid by an underlying fund related to the distribution of its shares. You also will bear your proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the underlying funds.

  In certain instances, the Fund may be eligible to purchase underlying funds at a reduced or no sales charge, whereas an individual investor would have to pay the full sales charge if the investor directly invested in such underlying funds. In those instances, it may be possible for an investor to bear greater transaction and operating expenses by investing directly in the underlying funds than if the investor were to invest indirectly through such underlying funds as a shareholder in the Fund (even after aggregating the transaction and operating expense of the Fund and the underlying funds). Finally, you should recognize that, as a result of the Fund's policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

  The public offering price is the net asset value (NAV) plus any applicable sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in certain local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                         Minimum           Maximum Sales Charge
                         Initial/                            Contingent
                         Subsequent        Front-End         Deferred
                         Investment        Sales             Sales

Shares Offered           Amounts/1/        Charge/2/         Charge/3/
Class A                  $1,500/$100           5.50%              0.00%
Class B                  $1,500/$100     None                     5.50%
Class C                  $1,500/$100     None                     1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more should be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase" below.

3  See "Sales Charge When You Redeem" below.

SALES CHARGE WHEN YOU PURCHASE


Class A Shares

                                Sales Charge

                               as a Percentage          Sales Charge
                                  of Public           as a Percentage

Purchase Amount                Offering Price              of NAV
Less that $50,00                          5.50%                  5.82%
$50,000 but less than
$100,000                                  4.50%                  4.71%

$100,000 but less than

$250,000                                  3.75%                  3.90%

$250,000 but less than

$500,000                                  2.50%                  2.56%

$500,000 but less than

$1 million                                2.00%                  2.04%

$1 million or greater/1/                  0.00%                  0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:
 .  purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:
   -   by you, your spouse, and your children under age 21; or
   -   of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information). The sales charge will be eliminated when you purchase
Shares: . within 120 days of redeeming Shares of an equal or lesser amount; . by exchanging shares from the same share class of another Federated Fund (other than a money market fund); . through wrap accounts or other investment programs where you pay the investment professional directly for services; . through investment professionals that receive no portion of the sales charge; . as a Federated Life Member (Class A Shares only) and their immediate family members; or . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A

 Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares

Shares Held Up To:                                          CDSC
1 Year                                                      5.50%
2 Years                                                     4.75%
3 Years                                                     4.00%
4 Years                                                     3.00%
5 Years                                                     2.00%
6 Years                                                     1.00%
7 Years or More                                             0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


You will not be charged a CDSC when redeeming Shares:
 .     purchased with reinvested dividends or capital gains;
 .     purchased within 120 days of redeeming Shares of an equal or lesser amount;
 .     that you exchanged into the same share class of another Federated Fund where the original shares were held for the applicable CDSC holding period
(other than a money market fund);
 . purchased through investment professionals who did not receive advanced sales payments; or
 .  if after you purchase Shares, you become disabled as defined by the IRS.
In addition, you will not be charged a CDSC:
 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 .  if your redemption is a required retirement plan distribution;
 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

 . The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;
 .  a redemption is payable to someone other than the shareholder(s) of record;
or
 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or by contacting your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares
You will not be charged a CDSC on SWP redemptions if:
 . you redeem 12% or less of your account value in a single year; . you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New

York, NY 10038-4965.

The Fund's portfolio managers are:

Drew J. Collins

Drew J. Collins has been the Fund's portfolio manager since its inception. He is Vice President of the Corporation. Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Henry A. Frantzen

Henry A. Frantzen has been the Fund's portfolio manager since its inception. Mr. Frantzen joined Federated in 1995 as an Executive Vice President of the Fund's Adviser. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

Alexandre de Bethmann

Alexandre de Bethmann has been the portfolio manager of Federated Asia Pacific Growth Fund and Federated Latin American Growth Fund, underlying funds, since their inception. Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser.

Mr. de Bethmann served as Assistant Vice President/ Portfolio Manager for Japanese and Korean equities at the College Retirement Equities Fund from 1994 to 1995. Mr. de Bethmann received his M.B.A. in Finance from Duke University.



Christopher Matyszewski

Christopher Matyszewski has been the Fund's portfolio manager since July 1999. Mr. Matyszewski joined Federated in 1997 as an Investment Analyst. He was named a Portfolio Manager and an Assistant Vice President of the Adviser in July 1999. He was a Securities Trader for Brandes Investment from September 1994 through January 1996; he served as a Medical Mission Coordinator with Operation Smile International from January 1993 through March 1994. Mr. Matyszewski earned his Masters of International Management from the American Graduate School for International Management.

Frank Semack

Frank Semack has been the portfolio manager of Federated European Growth Fund, an underlying fund, since its inception. Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Semack served as an Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. He was a portfolio manager and Associate Director of Wardley Investment Services (HK) Ltd. between 1980 and 1993. Mr. Semack received his M.Sc. in economics from the London School of Economics.

Leonardo Vila

Leonardo A.Vila has been the Fund's portfolio manager since July 1999. Mr. Vila joined Federated in 1995 as a Quantitative Analyst. He served as an Assistant Vice President of the Fund's Adviser from January 1998 to July 1999; in April 1998 he was named a Senior Investment Analyst. He was named a Portfolio Manager and a Vice President of the Adviser in July 1999. From April 1994 to September 1995, Mr. Vila was an Equity Research Manager with the American Stock Exchange. Mr. Vila earned his M.B.A. with an emphasis in quantitative research from St.

John's University.



  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total more than $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser is entitled to an annual investment advisory fee equal to 1.25% of the Fund's average daily net assets. This advisory fee applies only to assets which are invested in individual stocks, bonds or money market instruments and not to those assets invested in the underlying funds. Because the Fund does not invest in individual securities at the present time, it pays the Adviser no advisory fee.

  The investment advisory fees of the underlying funds are not included in the Fund's advisory fee. There are separate investment advisory fees paid by each underlying fund. You would not incur the Fund's expenses if you were to invest in the underlying funds directly.

ASSET ALLOCATION FEE

The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 1998. If an asset allocation fee were to be charged to the Fund, it could range up to an annual fee of 0.20% of the average daily net assets invested in the underlying funds. Before this fee would be implemented, the Directors' approval would be required.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers. While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                    1998                     1997/1/
Net Asset Value, Beginning of Period                                   $  8.73                  $ 10.00
Income From Investment Operations:

Net investment income/(net operating loss)                                0.04/2/                 (0.01)
Net realized and unrealized loss on investments                          (0.33)                   (1.26)

 TOTAL FROM INVESTMENT OPERATIONS                                        (0.29)                   (1.27)
Less Distributions:
Distributions from net investment income                                 (0.06)                      --
Net Asset Value, End of Period                                         $  8.38                  $  8.73
Total Return/3/                                                          (3.37%)                 (12.70%)

Ratios to Average Net Assets:

Expenses                                                                  0.08%                    0.07%/5/
Net investment income/(net operating loss)                                0.51%                   (0.01%)/5/
Expense waiver/reimbursement/4/                                           1.92%                    4.32%/5/
Supplemental Data:

Net assets, end of period (000 omitted)                                $19,440                  $10,562
Portfolio turnover                                                          31%                       3%

1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding. 3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income/(net operating loss) ratios shown above.

5 Computed on an annualized basis.

Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

Year Ended November 30                                                          1998                      1997/1/
Net Asset Value, Beginning of Period                                          $ 8.71                   $ 10.00
Income From Investment Operations:

Net operating loss                                                             (0.02)/2/                 (0.01)
Net realized and unrealized loss on investments                                (0.34)                    (1.28)
 TOTAL FROM INVESTMENT OPERATIONS                                              (0.36)                    (1.29)
Less Distributions:
Distributions from net investment income                                       (0.04)                       --
Net Asset Value, End of Period                                                $ 8.31                   $  8.71
Total Return/3/                                                                (4.14%)                  (12.90%)

Ratios to Average Net Assets:

Expenses                                                                        0.83%                     0.82%/5/
Net operating loss                                                             (0.24%)                   (0.77%)/5/
Expense waiver/reimbursement/4/                                                 1.92%                     2.78%/5/
Supplemental Data:

Net assets, end of period (000 omitted)                                       $8,212                   $ 5,036
Portfolio turnover                                                                31%                        3%

1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding. 3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net operating loss ratios shown above.

5 Computed on an annualized basis.

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                        1998                      1997/1/
Net Asset Value, Beginning of Period                                        $ 8.72                   $ 10.00
Income From Investment Operations:

Net operating loss                                                           (0.02)/2/                 (0.01)
Net realized and unrealized loss on investments                              (0.33)                    (1.27)
 TOTAL FROM INVESTMENT OPERATIONS                                            (0.35)                    (1.28)
Less Distributions:
Distributions from net investment income                                     (0.04)                       --
Net Asset Value, End of Period                                              $ 8.33                   $  8.72
Total Return/3/                                                              (3.99%)                  (12.80%)

Ratios to Average Net Assets:

Expenses                                                                      0.83%                     0.82%/5/
Net operating loss                                                           (0.24%)                   (0.77%)/5/
Expense waiver/reimbursement/4/                                               1.92%                     2.69%/5/
Supplemental Data:

Net assets, end of period (000 omitted)                                     $1,154                   $   680
Portfolio turnover                                                              31%                        3%

1 Reflects operations for the period from July 1, 1997 (date of initial public investment) to November 30, 1997.

2 Per share information is based on average shares outstanding. 3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net operating loss ratios shown above.

5 Computed on an annualized basis.

[Logo of Federated]

Federated International Growth Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


MARCH 31, 1999

REVISED JULY 31, 1999



A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo of Federated]

Federated International Growth Fund

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Investment Company Act File No. 811-7141

Cusip 981487739

Cusip 981487721

Cusip 981487713


G02118-01-ABC (7/99)



Federated is a registered mark

of Federated Investors, Inc.

1999 (C)Federated Investors, Inc.

PROSPECTUS

Federated International High Income Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking a high level of current income and a secondary objective of capital appreciation by investing primarily in government and corporate debt obligations of issuers in emerging market countries and developed foreign countries.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            7
What Do Shares Cost?                                             8
How is the Fund Sold?                                           11
How to Purchase Shares                                          12
How to Redeem and Exchange Shares                               13
Account and Share Information                                   16
Who Manages the Fund?                                           17
Financial Information                                           18

MARCH 31, 1999

REVISED JULY 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. In implementing this strategy, the Adviser will invest in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets. The Fund does not limit the amount it may invest in securities rated below investment grade.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
 . fluctuations in the exchange rate between the U.S. dollar and foreign currencies;
 .  a general rise in interest rates;
 .  defaults or an increase in the risk of defaults on portfolio securities;
 . prices of emerging market securities in which the Fund invests can be significantly more volatile than prices of securities in developed countries;
 . the foreign securities in which the Fund invests may trade infrequently and may be subject to greater fluctuation in price than other securities;
 .  the foreign markets in which the Fund invests may be subject to economic or are less favorable than those of the United States

and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies; . the Fund invests in the securities rated below investment grade which may be subject to greater market, credit and liquidity risks than investment grade securities; and . the possibility that a certain sector may underperform other sectors or the market as a whole.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated International High Income Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "(7%)" and increasing in increments of 1% up to 3%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Class B Shares start of business through the calendar year ended 1998. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1997 through 1998, The percentages noted are: 2.17% and (6.54%).



The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year-end basis.



The Fund's Class B Shares are sold subject to a contingent deferred sales charge
(load). The impact of the contingent deferred sales charges are not reflected in the total returns above, and if these amounts were reflected, the returns would
be less than those shown.     The Fund's Class B Shares total return from
January 1, 1999 to June 30, 1999 was 2.06%. This total return reflects six
months of performance.      Within the period shown in the Chart, the Fund's
Class B Shares highest quarterly return was 11.47% (quarter ended December 31,
1998). Its lowest quarterly return was (15.84%) (quarter ended September 30,
1998).

Average Annual Total Return


                                             Start of
                             1 Year          Performance/1/

Class A                       (10.05%)               (1.70%)
Class B                       (11.17%)               (1.85%)
Class C                        (7.38%)               (0.43%)
JPM-EMB                       (14.35%)                0.98%

1 The Fund's Class A, Class B and C Shares start of performance date was October 2, 1996.

 The table shows the Fund's Class A, Class B and Class C Shares average annual total returns (reduced to reflect applicable sales charges) compared to the JP Morgan Emerging Markets Bond Index Plus (JPM-EMB), a broad-based market index, comprised of 14 emerging market countries which track total returns of external currency denominated debt instruments of the emerging markets.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees                                                                                  Class A      Class B      Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                4.50%        None         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or

redemption proceeds, as applicable)                                                                 0.00%        5.50%        1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price)                                                                 None         None         None

Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None         None         None
Exchange Fee                                                                                        None         None         None

Annual Fund Operating Expenses (Before Waivers)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                                   0.85%        0.85%         0.85%
Distribution (12b-1) Fee/3/                                                                         0.25%        0.75%         0.75%
Shareholder Services Fee                                                                            0.25%        0.25%         0.25%
Other Expenses                                                                                      0.68%        0.68%         0.68%
Total Annual Fund Operating Expenses                                                                2.03%        2.53%/4/      2.53%
1   Although not contractually obligated to do so, the adviser and distributor will waive certain amounts. These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending November 30, 1999.

    Waivers of Fund Expenses                                                                        1.03%        0.78%         0.78%
    Total Annual Fund Operating Expenses (after waivers)                                            1.00%        1.75%         1.75%
2   The adviser voluntarily expects to waive a portion of the management fee.
    The adviser can terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the voluntary waiver) is 0.07% for the year ending November 30,1999.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended November 30, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ending
    November 30, 1999.

4 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:                   Share Class 1 Year 3 Years 5 Years 10
Years Class A                     Expenses assuming redemption $647 $ 1,058
$1,494 $2,702

Expenses assuming no

redemption                   $647     $   1,058       $1,494        $2,702

Class B
Expenses assuming

redemption                   $806     $   1,188       $1,545        $2,743

Expenses assuming no

redemption                   $256     $     788       $1,345        $2,743

Class C
Expenses assuming

redemption                   $356     $     788       $1,345        $2,866

Expenses assuming no

redemption                   $256     $     788       $1,345        $2,866


What are the Fund's Investment Strategies?

The Fund invests in foreign government and corporate debt obligations. The securities may be denominated in foreign currency or in U.S. dollars. The adviser looks primarily for securities offering higher interest rates. In implementing this strategy, the Adviser will invest in emerging market countries. Many emerging market countries issue securities rated below investment grade. The Fund may invest up to 80% of its foreign securities portfolio in emerging markets, with the balance invested in developed markets. The Fund does not limit the amount it may invest in securities rated below investment grade.

  The adviser attempts to manage the risks of these high yield securities in two ways. First, by investing the portfolio in a large number of securities from a wide range of foreign countries. Second, by allocating the portfolio among countries whose markets, based on historical analysis, respond differently to changes in the global economy.

  The adviser weighs several factors in selecting investments for the portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors. Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if: . it is organized under the laws of, or has a principal office located in, another country; . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Along with the risks normally associated with domestic fixed income securities, foreign securities are subject currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the principal types of fixed income securities in which the Fund invests.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter- American Development Bank.

  Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

CURRENCY RISKS

 . Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

 . The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

BOND MARKET RISKS

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

 . Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

RISKS OF FOREIGN INVESTING

 . Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

 . Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States.
Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

 . Foreign countries may have restrictions on foreign ownership or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the Fund's investments.

LIQUIDITY RISKS

 . Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade, are not widely held or are issued by companies located in emerging markets. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also increase their price volatility.

SECTOR RISKS

 . A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

 . Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

EMERGING MARKET RISKS

 . Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

 . Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned
economies.     . The Adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The Year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in
material losses to the Fund.      What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in certain local newspapers under "Federated" and the appropriate class designate listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                       Minimum        Maximum Shares Charge
                       Initial/                         Contingent
                       Subsequent     Front-End         Deferred

Shares Offered         Investment     Sales             Sales
                       Amounts/1/     Charge/2/         Charge/3/

Class A               $ 1,500/$10        4.50%                0.00%
Class B               $1,500/$100        None                 5.50%
Class C               $1,500/$100        None                 1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

 Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."
3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


Class A Shares

Purchase Amount                  Sales Charge

                                 as a Percentage         Sales Charge
                                 of Public               as a Percentage
                                 Offering Price          of NAV

Less than $100,000                  4.50%                  4.71%
$100,000 but less than
$250,000                            3.75%                  3.90%

$250,000 but less than

$500,000                            2.50%                  2.56%

$500,000 but less than $1

million                             2.00%                  2.04%

$1 million or greater/1/            0.00%                  0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:
 .   purchasing Shares in greater quantities to reduce the applicable sales charge;

 .   combining concurrent purchases of Shares:
    -   by you, your spouse, and your children under age 21; or
    -   of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information). The sales charge will be eliminated when you purchase
Shares: . within 120 days of redeeming Shares of an equal or lesser amount; . by exchanging shares from the same share class of another Federated Fund (other than a money market fund); . through wrap accounts or other investment programs where you pay the investment professional directly for services; . through investment professionals that receive no portion of the sales charge; . as a Federated Life Member (Class A Shares only) and their immediate family members; or . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares

Shares Held Up To:                                              CDSC
1 Year                                                          5.50%
2 Years                                                         4.75%
3 Years                                                         4.00%
4 Years                                                         3.00%
5 Years                                                         2.00%
6 Years                                                         1.00%
7 Years or More                                                 0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


You will not be charged a CDSC when redeeming Shares:
 .  purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount; . that you exchanged into the same share class of another Federated Fund where the shares were held for

   the applicable CDSC holding period (other than a money market fund);
 . purchased through investment professionals who did not receive advanced sales payments; or
 .  if after you purchase Shares, you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
 .  if your redemption is a required retirement plan distribution;
 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account Form; and . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;
 .  a redemption is payable to someone other than the shareholder(s) of record;
or
 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or
 . wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets. You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/
EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares
You will not be charged a CDSC on SWP redemptions if:
 . you redeem 12% or less of your account value in a single year; . you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares daily and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New

York, NY 10038-4965.

THE FUND'S PORTFOLIO MANAGERS ARE:

Micheal W. Casey, Ph.D.

Micheal W. Casey, Ph.D. has been the Fund's portfolio manager since January 1997. Mr. Casey joined Federated Investors in 1996 as a Senior Investment Analyst and an Assistant Vice President. Mr. Casey currently serves as a Portfolio Manager and has been a Vice President of the Adviser since 1998. Mr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from The New School for Social Research and a M.Sc. from the London

School of Economics.

Robert M. Kowit

Robert M. Kowit has been the Fund's portfolio manager since its inception. Mr. Kowit joined Federated Investors in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in finance.

Roberto Sanchez-Dahl

Roberto Sanchez-Dahl is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Sanchez-Dahl joined Federated Investors in December 1997; from 1994 through November 1997, he served as an Emerging Markets Credit Associate with Goldman Sachs & Co. Mr. Sanchez-Dahl earned his M.B.A. from Columbia School of Business.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.85% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                        1998                  1997              1996/1/
Net Asset Value, Beginning of Period                                      $  9.50                $10.12            $10.00
Income From Investment Operations:

Net investment income                                                        0.94                  1.18              0.17/2/
Net realized and unrealized gain/(loss) on investments                      (1.49)                (0.78)             0.13
 TOTAL FROM INVESTMENT OPERATIONS                                           (0.55)                 0.40              0.30
Less Distributions:
Distributions from net investment income                                    (0.96)                (1.02)            (0.17)
Distributions in excess of net investment income                                                                    (0.01)/3/
Distributions from net realized gain on investments and foreign

 currency transactions                                                       (0.00)/4/               --                --

 TOTAL DISTRIBUTIONS                                                        (0.96)                (1.02)            (0.18)
Net Asset Value, End of Period                                            $  7.99                $ 9.50            $10.12
Total Return/5/                                                             (5.95%)                4.02%             2.99%

Ratios to Average Net Assets:

Expenses                                                                     0.82%                 0.75%             0.75%/7/
Net investment income                                                       11.07%                10.54%             9.19%/7/
Expense waiver/reimbursement/6/                                              0.99%                 2.03%             8.46%/7/
Supplemental Data:

Net assets, end of period (000 omitted)                                   $11,052                $9,073            $  599
Portfolio turnover                                                            128%                   93%                0%

1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996. 2 Per share information is based on the average number of shares outstanding. 3 Distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes. 4 Per share amount does not round to $(0.01).
5  Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

7 Computed on an annualized basis.

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                        1998                  1997             1996/1/
Net Asset Value, Beginning of Period                                      $  9.50               $ 10.12           $10.00
Income From Investment Operations:

Net investment income                                                        0.89                  0.96             0.18/2/
Net realized and unrealized gain/(loss) on investments                      (1.50)                (0.63)            0.11
 TOTAL FROM INVESTMENT OPERATIONS                                           (0.61)                 0.33             0.29
Less Distributions:
Distributions from net investment income                                    (0.90)                (0.95)           (0.17)
Distributions from net realized gain on investments and foreign

 currency transactions                                                       (0.00)/3/               --               --

 TOTAL DISTRIBUTIONS                                                        (0.90)                (0.95)           (0.17)
Net Asset Value, End of Period                                            $  7.99               $  9.50           $10.12
Total Return/4/                                                             (6.67%)                3.24%            2.87%

Ratios to Average Net Assets:

Expenses                                                                     1.57%                 1.50%            1.50%/6/
Net investment income                                                       10.37%                 9.73%            8.92%/6/
Expense waiver/reimbursement/5/                                              0.99%                 2.03%            8.46%/6/
Supplemental Data:

Net assets, end of period (000 omitted)                                   $70,458               $49,929           $5,397
Portfolio turnover                                                            128%                   93%               0%

1 Reflects operations for the period from October 2, 1996 (date of initial public offering) to November 30, 1996. 2 Per share information presented is based upon the average number of shares outstanding. 3 Per share amount does not round to $(0.01). 4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. 5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
6  Computed on an annualized basis.

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                       1998               1997           1996/1/
Net Asset Value, Beginning of Period                                       $ 9.50             $10.12         $10.00
Income From Investment Operations:

Net investment income                                                        0.85               0.98           0.17/2/
Net realized and unrealized gain/(loss) on investments                      (1.46)             (0.65)          0.12
 TOTAL FROM INVESTMENT OPERATIONS                                           (0.61)              0.33           0.29
Less Distributions:
Distributions from net investment income                                    (0.90)             (0.95)         (0.17)
Distributions from net realized gain on investments and foreign

 currency transactions                                                       (0.00)/3/             --             --
 TOTAL DISTRIBUTIONS                                                        (0.90)             (0.95)         (0.17)
Net Asset Value, End of Period                                             $ 7.99             $ 9.50         $10.12
Total Return/4/                                                             (6.67%)             3.24%          2.87%

Ratios to Average Net Assets:

Expenses                                                                     1.57%              1.50%          1.50%/6/
Net investment income                                                       10.35%             10.04%          8.67%/6/
Expense waiver/reimbursement/5/                                              0.99%              2.03%          8.46%/6/
Supplemental Data:

Net assets, end of period (000 omitted)                                    $8,106             $6,037         $   83
Portfolio turnover                                                            128%                93%             0%

1 Reflects operations for the period from October 2, 1996 (date of initial public investment) to November 30, 1996. 2 Per share information presented is based upon the average number of shares outstanding. 3 Per share amount does not round to $(0.01). 4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. 5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
6  Computed on an annualized basis.

[logo of Federated]

Federated
International
High Income
Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MARCH 31, 1999


REVISED JULY 31, 1999



A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo of Federated]



Federated International High Income Fund



Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Investment Company Act File No. 811-7141

Cusip 981487762
Cusip 981487754
Cusip 981487747


G01745-01 (7/99)



Federated is a registered mark
of Federated Investors, Inc.
1999 (C)Federated Investors, Inc.

PROSPECTUS

Federated World Utility Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking total return by investing in securities issued by domestic and foreign companies in the utilities industries.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What do Shares Cost?                                             7
How is the Fund Sold?                                           10
How to Purchase Shares                                          11
How to Redeem and Exchange Shares                               12
Account and Share Information                                   15
Who Manages the Fund?                                           16
Financial Information                                           17


MARCH 31, 1999


REVISED JULY 31, 1999



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities and (2) income received from its portfolio securities. The Fund expects that changes in the market value of its portfolio securities will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its total assets in securities issued by domestic and foreign companies in the utilities sector. The Fund invests primarily, but not exclusively, in equity securities of utility companies which are represented in the Financial Times/S&P World Utility Index, an index of 175 global utility companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
 .  the possibility that the utilities sector may underperform other sectors or the market as a whole;

 . fluctuations in the value of equity securities in domestic and foreign securities markets;

 . fluctuations in the exchange rate between the U.S. dollar and foreign currencies;

 . prices of emerging market securities in which the Fund invests can be significantly more volatile than prices of securities in developed countries; and

 . the foreign markets in which the Fund invests may be subject to economic or political conditions which are less favorable than those of the United States and may lack financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated World Utility Fund as of the calendar year-end for each of four years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 25%.

The `x' axis represents calculation periods from the earliest first full calendar year end of the Fund's Class A Shares start of business through the calendar year ended 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998, The percentages noted are: 23.46%, 17.64%, 21.11% and 23.69%.

The bar chart shows the variability of the Fund's Class A Shares total returns on a yearly basis.

The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

Within the period shown in the chart, the Fund's Class A Shares highest quarterly return was 14.26% (quarter ended December 31, 1998). Its lowest quarterly return was (4.54%) (quarter ended September 30, 1998).

Average Annual Total Return


                                                       Start of

Calendar Period                        1 Year          Performance/1/
Class A Shares                           16.91%          15.55%
Class B Shares                           17.29%          19.47%
Class C Shares                           21.77%          20.00%
S&P 500                                  28.61%          26.73%
FTGU                                     36.75%          18.35%
LUFA                                     18.40%          15.77%

1 The Fund's Class A Shares start of performance date was April 22, 1994. The Fund's Class B and Class C Shares start of performance date was July 27, 1995.

   The table shows the Fund's Class A, Class B and Class C Shares average annual total returns (reduced to reflect applicable sales charges) compared to the Standard and Poor's 500 Index (S&P 500), a broad-based index, the FT Actuaries/S&P Global Utility Index (FTGU), a broad-based market index of total return market cap-weighted index of 1,092 companies from 25 countries and the Lipper Utility Funds Average (LUFA), an average of funds with similar investment objectives which represents an average of the total returns reported by all of the mutual funds designated by Lipper.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.


Shareholder Fees                                                                            Class A      Class B       Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           5.50%    None          None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or

redemption proceeds, as applicable)                                                            0.00%    5.50%         1.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

(as a percentage of offering price)                                                            None     None          None

Redemption Fee (as a percentage of amount redeemed, if applicable)                             None     None          None
Exchange Fee                                                                                   None     None          None

Annual Fund Operating Expenses (Before Waivers)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee/2/                                                                              1.00%    1.00%         1.00%
Distribution (12b-1) Fee                                                                       None     0.75%         0.75%
Shareholder Services Fee                                                                       0.25%    0.25%         0.25%
Other Expenses                                                                                 1.08%    1.08%         1.08%
Total Annual Fund Operating Expenses                                                           2.33%    3.08%/3/      3.08%

1 Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.

    Waivers of Fund Expenses                                                                   0.81%    0.81%         0.81%
    Total Actual Annual Fund Operating Expenses (after waivers)                                1.52%    2.27%         2.27%
2   The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the year ended November
    30, 1998.

3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:                   Share Class 1 Year 3 Years 5 Years 10
Years Class A                     Expenses assuming redemption $773 $1,237
$1,727 $3,069

Expenses assuming

no redemption                $773        $1,237        $1,727          $3,069

Class B
Expenses assuming

redemption                   $861        $1,351        $1,816          $3,219

Expenses assuming

no redemption                $311        $  951        $1,616          $3,219

Class C
Expenses assuming

redemption                   $411        $  951        $1,616          $3,392

Expenses assuming

no redemption                $311        $  951        $1,616          $3,392


What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its total assets in securities issued by domestic and foreign companies in the utilities sector. The Fund invests primarily in equity securities of utility companies which are represented in the Financial Times/S&P World Utility Index (Index), an index of 175 global utility stocks, including stocks issued by companies located in emerging market countries.

  The adviser uses a quantitative process to rate the future performance potential of the 175 utility companies in the Index as well as utility companies not represented in the Index. The adviser evaluates each company's earnings relative to its current valuation to narrow the list of attractive companies. The adviser then evaluates product positioning, management quality, earnings diversification, dividend yield and sustainability of current growth trends of these companies. In implementing this strategy, the adviser will invest in emerging market countries. Using this type of fundamental analysis, the adviser selects the most promising companies for the Fund's portfolio.

INDUSTRY CONCENTRATION

The Fund may invest 25% or more of its assets in securities of issuers in the utilities industry.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal type of equity security in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
 .    it is organized under the laws of, or has a principal office located in,

     another country;

 .    the principal trading market for its securities is in another country; or
 .    it (or its subsidiaries) derived in its most current fiscal year at least

     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are often denominated in foreign currencies. Foreign securities are subject currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

  The adviser attempts to manage market risk by limiting the amount the Fund invests in each company. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

  The adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN UTILITY SECURITIES

Utility securities pose certain risks to investors. For instance, technological innovations may cause existing plants, equipment or products to become less competitive or obsolete. Energy conservation and environmental concerns may reduce demand for services of utility companies or may impede planned growth by such companies. Utilities which own nuclear facilities may be susceptible to environmental and regulatory issues that could cause litigation or result in fines being levied against the company. In addition, most utility companies in the United States and in foreign countries are subject to government regulation which seeks to ensure desirable levels of service and adequate capacity to meet public demand. To this end, prices are often regulated to enable consumers to obtain service at what is perceived to be a fair price, while attempting to provide utility companies with a rate of return sufficient to attract capital investment necessary for continued operation and necessary growth. Utility companies may, therefore, be adversely affected by shifts in regulatory policies, the adequacy of rate increases, and future regulatory initiatives.

SECTOR RISKS

Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. Because the Fund concentrates its investments in utility companies, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector. For example, a global increase in the cost of natural resources used by utility companies would reduce the value of utility companies more than companies in other business sectors. This would cause the Fund to underperform other mutual funds that do not concentrate in the utility sector.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

EMERGING MARKET RISKS

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

  Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

  The Adviser is seeking information regarding the Year 2000 readiness of countries, issuers, and Fund service providers located in emerging markets. The year 2000 problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999, or experience other date-related problems. However, this information may be incomplete, inaccurate or difficult to obtain. As a result, the Adviser might not be able to assess accurately the potential effects of the Year 2000 problem on these countries and companies, and these problems could result in material
losses to the Fund.      What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV), plus any applicable front-end sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section in certain local newspapers under "Federated" and the appropriate class designate listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                         Minimum           Maximum Sales Charge
                         Initial/                             Contingent
                         Subsequent        Front-End          Deferred
                         Investment        Sales              Sales

Shares Offered           Amounts/1/        Charge/2/          Charge/3/
Class A                  $1,500/$100         5.50%               0.00%
Class B                  $1,500/$100         None                5.50%
Class C                  $1,500/$100         None                1.00%


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund.

   Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE


Class A Shares

                               Sales Charge

                               as a Percentage         Sales Charge
                               of Public               as a Percentage

Purchase Amount                Offering Price          of NAV
Less than $50,000                   5.50%                  5.82%
$50,000 but less than
$100,000                            4.50%                  4.71%

$100,000 but less than

$250,000                            3.75%                  3.90%

$250,000 but less than

$500,000                            2.50%                  2.56%

$500,000 but less than

$1 million                          2.00%                  2.04%

$1 million or greater/1/            0.00%                  0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:
 .   purchasing Shares in greater quantities to reduce the applicable sales charge;

 .   combining concurrent purchases of Shares:
    -   by you, your spouse, and your children under age 21; or
    -   of the same share class of two or more Federated Funds (other than money market funds);

 .   accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 .   signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:
 .  within 120 days of redeeming Shares of an equal or lesser amount;
 .  by exchanging shares from the same share class of another Federated Fund

   (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge; . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


Class A Shares

        A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares

Shares Held Up To:                                            CDSC
1 Year                                                        5.50%
2 Years                                                       4.75%
3 Years                                                       4.00%
4 Years                                                       3.00%
5 Years                                                       2.00%
6 Years                                                       1.00%
7 Years or More                                               0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.


You will not be charged a CDSC when redeeming Shares:
 .   purchased with reinvested dividends or capital gains;

 .   purchased within 120 days of redeeming Shares of an equal or lesser amount;
 .   that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 .   purchased through investment professionals who did not receive advanced sales payments; or

 .   if after you purchase Shares, you become disabled as defined by the IRS.
In addition, you will not be charged a CDSC:
 .  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;
 .  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC; and

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account

   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number,
 or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.
Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317 All requests must include:

 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed or exchanged;
 . signatures of all shareholders exactly as registered; and . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record; . your redemption will be sent to an address of record that was changed within the last 30 days;

 .  a redemption is payable to someone other than the shareholder(s) of record;

   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:
 .  ensure that the account registrations are identical;
 . meet any minimum initial investment requirements; and . receive a prospectus for the fund into which you wish to exchange.
An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

  The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares
You will not be charged a CDSC on SWP redemptions if:
 . you redeem 12% or less of your account value in a single year; . you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

  For SWP accounts established prior to April 1, 1999, your account must be at least one year old in order to be eligible for the waiver of the CDSC.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

  In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Directors governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. (formerly, Federated Global Research Corp.). The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 175 Water Street, New

York, NY 10038-4965.

THE FUND'S PORTFOLIO MANAGERS ARE:

Richard J. Lazarchic

Richard J. Lazarchic has been a portfolio manager of the Fund since March 1998. Mr. Lazarchic joined Federated Investors in 1998 as a Portfolio Manager and Vice President of the Fund's Adviser. From May 1979 through October 1997, Mr. Lazarchic was employed with American Express Financial Corp., initially as an Analyst and then as a Vice President/ Senior Portfolio Manager. Mr. Lazarchic is a Chartered Financial Analyst. He received his M.B.A. from Kent State University.

Drew J. Collins

Drew J. Collins has been a member of the Fund's portfolio management team since its inception. He is Vice President of the Corporation. Mr. Collins joined Federated Investors in 1995 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

Richard Winkowski

Richard Winkowski is a Senior Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Winkowski joined Federated Investors in April 1998; he served as a Senior Research Analyst with Union Bank of Switzerland from October 1997 through March 1998. He was employed with American Express Financial Corp. as a Statistical Analyst from April 1994 to January 1995 and then as a Portfolio Manager Assistant until September 1997. Mr. Winkowski earned his B.A. from the University of Wisconsin.

Peter Thoms

Peter Thoms is an Investment Analyst who assists the portfolio managers in selecting and monitoring the securities in which the Fund invests. Mr. Thoms joined Federated Investors in July 1998. From 1993 through mid-1996, Mr. Thoms was a free-lance travel writer. He completed his M.B.A. at the University of Virginia in May 1998.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date- related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

  However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                   1998           1997              1996             1995            1994/1/
Net Asset Value, Beginning of Period                  $ 14.16        $ 12.69           $ 10.96           $ 9.67          $10.06
Income From Investment Operations:

Net investment income                                    0.23           0.28              0.43             0.42            0.24
Net realized and unrealized gain (loss) on               2.55           2.00              1.67             1.27           (0.46)
 investments and foreign currency

 TOTAL FROM INVESTMENT OPERATIONS                        2.78           2.28              2.10             1.69           (0.22)
Less Distributions:
Distributions from net investment income                (0.26)         (0.38)            (0.37)           (0.40)          (0.17)
Distributions from net realized gain on
 investments and foreign currency transactions          (0.44)         (0.43)               --               --              --
 TOTAL DISTRIBUTIONS                                    (0.70)         (0.81)            (0.37)           (0.40)          (0.17)
Net Asset Value, End of Period                        $ 16.24        $ 14.16           $ 12.69           $10.96          $ 9.67
Total Return/2/                                         20.42%         19.08%            19.54%           17.94%          (3.00%)

Ratios to Average Net Assets:

Expenses                                                 1.52%          1.40%            1.05%            0.25%            0.25%/4/
Net investment income                                    1.71%          2.16%            3.87%            4.39%            5.10%/4/
Expense waiver/reimbursement/3/                          0.81%          1.49%            3.11%            4.78%            4.43%/4/
Supplemental Data:

Net assets, end of period (000 omitted)               $28,022        $20,394           $12,671           $8,875          $4,948
Portfolio turnover                                        139%            52%               50%              46%              7%

1 Reflects operations for the period from April 22, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, March 17, 1994, to April 21, 1994, Class A had no public investment.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 For the periods ended November 30, 1995 and 1994, the adviser waived all of its investment advisory fee, 1.00% and 1.00%, respectively, and reimbursed other operating expenses, 0.34% and 0.86%, respectively, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expenses and net investment income ratios shown above.

4 Computed on an annualized basis.

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                              1998             1997            1996             1995/1/
Net Asset Value, Beginning of Period                             $ 14.12          $ 12.68          $10.95           $10.53
Income From Investment Operations:

Net investment income                                               0.12             0.21            0.35             0.11
Net realized and unrealized gain on investments and                 2.54             1.95            1.67             0.41
foreign currency
 TOTAL FROM INVESTMENT OPERATIONS                                   2.66             2.16            2.02             0.52
Less Distributions:
Distributions from net investment income                           (0.15)           (0.29)          (0.29)           (0.10)
Distributions from net realized gain on investments and

foreign currency transactions                                      (0.44)           (0.43)             --               --
 TOTAL DISTRIBUTIONS                                               (0.59)           (0.72)          (0.29)           (0.10)
Net Asset Value, End of Period                                   $ 16.19          $ 14.12          $12.68           $10.95
Total Return/2/                                                    19.53%           18.04%          18.79%            5.00%

Ratios to Average Net Assets:

Expenses                                                            2.27%            2.15%           1.80%            1.00%/4/
Net investment income                                               0.96%            1.36%           3.18%            2.99%/4/
Expense waiver/reimbursement/3/                                     0.81%            1.49%           3.11%            4.78%/4/
Supplemental Data:

Net assets, end of period (000 omitted)                          $22,793          $15,177           $4,091           $1,068
Portfolio turnover                                                   139%              52%              50%              46%

1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 For the periods ended November 30, 1995, the adviser waived all of its investment advisory fee, 1.00%, and reimbursed other operating expenses, 0.34%, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expenses and net investment income ratios shown above.

4 Computed on an annualized basis.

Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended November 30                                                 1998              1997            1996             1995/1/
Net Asset Value, Beginning of Period                                  $14.14            $12.67          $10.95           $10.53
Income From Investment Operations:

Net investment income                                                  0.12              0.19            0.33             0.15
Net realized and unrealized gain on investments and foreign            2.54              2.00            1.68             0.37
 currency

 TOTAL FROM INVESTMENT OPERATIONS                                      2.66              2.19            2.01             0.52
Less Distributions:
Distributions from net investment income                              (0.15)            (0.29)          (0.29)           (0.10)
Distributions from net realized gain on investments and

 foreign currency transactions                                        (0.44)            (0.43)             --               --
 TOTAL DISTRIBUTIONS                                                  (0.59)            (0.72)          (0.29)           (0.10)
Net Asset Value, End of Period                                       $16.21            $14.14          $12.67           $10.95
Total Return/2/                                                       19.50%            18.24%          18.61%            4.92%

Ratios to Average Net Assets:

Expenses                                                               2.27%             2.15%           1.80%            1.00%/4/
Net investment income                                                  0.96%             1.39%           3.17%            3.03%/4/
Expense waiver/reimbursement/3/                                        0.81%             1.49%           3.11%            4.77%/4/
Supplemental Data:

Net assets, end of period (000 omitted)                              $3,276            $1,923          $1,072           $  374
Portfolio turnover                                                      139%               52%             50%              46%

1 Reflects operations for the period from July 27, 1995 (date of initial public investment) to November 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 For the periods ended November 30, 1995, the adviser waived all of its investment advisory fee, 1.00%, and reimbursed other operating expenses, 0.34%, to comply with certain state expense limitations. The remainder of the reimbursement was voluntary. This expense decrease is reflected in both the expenses and net investment income ratios shown above.

4 Computed on an annualized basis.

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Federated World Utility Fund

A Portfolio of World Investment Series, Inc.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

MARCH 31, 1999

REVISED JULY 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo of Federated]

Federated World Utility Fund

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Investment Company Act File No. 811-7141

Cusip 981487762

Cusip 981487754

Cusip 981487747


G00440-03 (7/99)



Federated is a registered mark

of Federated Investors, Inc.

1999 (C)Federated Investors, Inc.